UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust – June Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Capital Growth Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.7%

Information Technology — 28.0%
Accenture PLC (Ireland) - Class A	42,415	$3,973,861
Adobe Systems, Inc.*	58,105	4,296,284
Alibaba Group Holding, Ltd., ADR*	14,104	1,174,018
Analog Devices, Inc.	77,915	4,908,645
Apple, Inc.	90,610	11,274,602
EMC Corp.	72,085	1,842,493
Facebook, Inc. - Class A*	10,450	859,147
Google, Inc. - Class C*	6,895	3,778,460
Google, Inc. - Class A*	6,895	3,824,656
International Business Machines Corp.	9,652	1,549,146
LinkedIn Corp. - Class A*	5,486	1,370,733
Microsoft Corp.	102,235	4,156,365
NXP Semiconductors N.V., (Netherlands)	11,849	1,189,166
Oracle Corp.	6,717	289,839
Palo Alto Networks, Inc.*	11,162	1,630,546
Qualcomm, Inc.	5,364	371,940
TriNet Group, Inc.*	38,964	1,372,702
Visa, Inc. - Class A	99,620	6,516,144
		54,378,747

Consumer Discretionary — 17.4%
Advance Auto Parts, Inc.	249	37,273
Amazon.com, Inc.*	10,740	3,996,354
BorgWarner, Inc.	52,310	3,163,709
Comcast Corp. - Class A	3,443	194,426
Harman International Industries, Inc.	7,770	1,038,305
Lowe’s Cos., Inc.	7,540	560,901
Macy's, Inc.	2,751	178,567
McDonald’s Corp.	1,508	146,940
Michael Kors Holdings Ltd. (British Virgin Islands)*	37,115	2,440,311
Priceline Group, Inc. (The)*	1,715	1,996,517
Restoration Hardware Holdings, Inc.*	23,335	2,314,599
Signet Jewelers Ltd.	259	35,947
Starbucks Corp.	46,415	4,395,500
Starwood Hotels & Resorts Worldwide, Inc.	41,768	3,487,628
Tiffany & Co.	250	22,002
VF Corp.	59,720	4,497,513
Walt Disney Co. (The)	49,785	5,221,949
		33,728,441

Health Care — 16.6%
AbbVie, Inc.	15,121	885,183
Amgen, Inc.	577	92,233
Biogen Idec, Inc.*	7,168	3,026,616
Celgene Corp.*	42,150	4,859,052
Cerner Corp.*	66,388	4,863,585
Gilead Sciences, Inc.*	19,849	1,947,782
Grifols SA, ADR	51,832	1,700,608
Henry Schein, Inc.*	23,770	3,318,767
McKesson Corp.	8,635	1,953,237
Novartis AG, ADR	39,840	3,928,622
Shire PLC, ADR	6,803	1,627,890
Thermo Fisher Scientific, Inc.	30,745	4,130,283
		32,333,858

Consumer Staples — 11.8%
Altria Group, Inc.	31,100	1,555,622
Anheuser-Busch InBev N.V., ADR	32,000	3,901,120
Clorox Co. (The)	1,898	209,520
Coca-Cola Co. (The)	61,679	2,501,083
Costco Wholesale Corp.	29,615	4,486,524
Estee Lauder Cos., Inc. (The) - Class A	28,865	2,400,413
Hain Celestial Group, Inc. (The)*	50,490	3,233,884
Kimberly-Clark Corp.	3,068	328,613
PepsiCo, Inc.	5,057	483,550
Philip Morris International, Inc.	14,929	1,124,602
Walgreens Boots Alliance, Inc.	31,745	2,688,167
		22,913,098

Industrials — 11.6%
Alaska Air Group, Inc.	1,704	112,771
American Airlines Group, Inc.	1,425	75,212
Boeing Co. (The)	2,091	313,817
Danaher Corp.	41,165	3,494,908
Flowserve Corp.	39,043	2,205,539
HD Supply Holdings, Inc.*	123,467	3,846,614
Rockwell Collins, Inc.	21,910	2,115,410
Union Pacific Corp.	44,280	4,795,967
United Parcel Service, Inc. - Class B	2,328	225,676
United Rentals, Inc.*	15,011	1,368,403
United Technologies Corp.	33,710	3,950,812
		22,505,129

Financials — 7.3%
American Express Co.	2,301	179,754
American Tower Corp., REIT	5,565	523,945
Ameriprise Financial, Inc.	45,877	6,002,547
Apartment Investment & Management Co. Class A, REIT	1,570	61,795
BlackRock, Inc.	13,900	5,085,176
Boston Properties, Inc., REIT	327	45,938
Crown Castle International Corp., REIT	4,876	402,465
Equity LifeStyle Properties, Inc., REIT	1,074	59,016
Extra Space Storage, Inc., REIT	2,063	139,397
Federal Realty Investment Trust, REIT	408	60,062
Health Care REIT, Inc., REIT	3,084	238,578
Iron Mountain, Inc., REIT	2,940	107,251
Lamar Advertising Co. Class A, REIT	1,415	83,867
Omega Healthcare Investors, Inc., REIT	734	29,778
Plum Creek Timber Co., Inc., REIT	1,520	66,044
Simon Property Group, Inc., REIT	4,126	807,211
Tanger Factory Outlet Centers, REIT	1,011	35,557
Taubman Centers, Inc., REIT	1,051	81,064
Ventas, Inc., REIT	2,478	180,944
Weyerhaeuser Co., REIT	983	32,586
		14,222,975

Energy — 4.6%
Anadarko Petroleum Corp.	40,320	3,338,899

1

Touchstone Capital Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.7% (Continued)

Energy — (Continued)
Pioneer Natural Resources Co.	14,502	$2,371,222
Schlumberger Ltd. (Curacao)	38,210	3,188,242
		8,898,363

Telecommunication Services — 1.4%
Verizon Communications, Inc.	56,110	2,728,629

Materials — 1.0%
Monsanto Co.	16,475	1,854,096

Utilities — 0.0%
ITC Holdings Corp.	2,651	99,227
Total Common Stocks		$193,662,563

Investment Fund — 0.2%
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	298,188	298,188

Total Investment Securities —99.9%
(Cost $128,660,414)		$193,960,751

Other Assets in Excess of Liabilities — 0.1%		279,898

Net Assets — 100.0%		$194,240,649

*	Non-income producing security.

^	Affiliated Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$193,662,563	$—	$—	$193,662,563
Investment Fund	298,188	—	—	298,188
				$193,960,751

See accompanying Notes to Portfolios of Investments.

2

Portfolio of Investments

Touchstone International Small Cap Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 92.3%

Japan — 22.2%

Consumer Discretionary — 4.1%
Calsonic Kansei Corp.	186,000	$1,230,921
Daiichikosho Co. Ltd.	40,000	1,242,518
HIS Co. Ltd.	61,500	2,159,680
Seria Co. Ltd.	33,100	1,197,392
Sumitomo Rubber Industries Ltd.	66,400	1,223,975

Consumer Staples — 2.2%
NH Foods Ltd.	69,400	1,599,229
Pola Orbis Holdings, Inc.	40,200	2,129,693

Energy — 0.6%
Japan Petroleum Exploration Co. Ltd.	31,200	1,057,093

Financials — 3.1%
Leopalace21 Corp.*	275,000	1,439,540
Nomura Real Estate Office Fund, Inc. REIT	330	1,602,848
Zenkoku Hosho Co. Ltd.	62,400	2,337,511

Industrials — 5.8%
Hoshizaki Electric Co. Ltd.	41,200	2,675,477
Kanamoto Co. Ltd.	57,800	1,663,648
Minebea Co. Ltd.	116,000	1,824,500
OSG Corp.	63,900	1,242,683
Sankyu, Inc.	259,000	1,126,565
Sanwa Holdings Corp.	202,600	1,502,952

Information Technology — 4.4%
Alps Electric Co. Ltd.	81,200	1,955,241
Azbil Corp.†	46,300	1,253,777
Iriso Electronics Co. Ltd.	22,400	1,568,679
Japan Aviation Electronics Industry Ltd.	63,000	1,521,313
Kakaku.com, Inc.†	72,200	1,198,067

Materials — 2.0%
Daicel Corp.	161,100	1,920,234
Tokyo Ohka Kogyo Co. Ltd.	47,100	1,521,770
Total Japan		38,195,306

United Kingdom — 9.8%

Consumer Discretionary — 3.2%
Halfords Group PLC	204,268	1,390,689
Howden Joinery Group PLC	329,479	2,162,493
Taylor Wimpey PLC	811,004	1,859,118

Financials — 2.0%
Jupiter Fund Management PLC	286,108	1,735,857
Savills PLC	140,111	1,684,674

Industrials — 1.9%
Berendsen PLC	99,282	1,642,348
Northgate PLC	188,722	1,651,475

Information Technology — 2.0%
Micro Focus International PLC	107,535	1,881,409
Optimal Payments PLC*	193,288	1,507,706

Materials — 0.7%
Victrex PLC	45,295	1,258,135
Total United Kingdom		16,773,904

Sweden — 6.5%

Financials — 2.8%
Fastighets AB Balder, Class B*	212,595	3,593,540
Hemfosa Fastigheter AB*	53,570	1,221,631

Health Care — 1.0%
Recipharm AB*	79,132	1,681,809

Industrials — 2.1%
Haldex AB	129,489	1,951,923
Loomis AB, Class B	53,358	1,634,183

Materials — 0.6%
Granges AB*	144,900	1,161,346
Total Sweden		11,244,432

Germany — 6.3%

Consumer Discretionary — 1.3%
Stroeer Media SE	67,061	2,289,543

Financials — 2.0%
Aurelius AG	34,991	1,461,286
Patrizia Immobilien AG*	111,068	1,988,575

Industrials — 1.9%
KUKA AG	23,018	1,763,870
Norma Group SE	27,953	1,403,430

Telecommunication Services — 1.1%
Freenet AG, 144a	65,140	1,957,543
Total Germany		10,864,247

Canada — 5.7%

Consumer Discretionary — 0.7%
Entertainment One Ltd.	279,531	1,251,413

Energy — 0.9%
Whitecap Resources, Inc.†	127,010	1,440,025

Financials — 1.2%
Element Financial Corp.*	156,620	2,117,038

Industrials — 1.7%
Stantec, Inc.†	53,556	1,281,657
WestJet Airlines Ltd.	66,200	1,551,836

Materials — 1.2%
Intertape Polymer Group, Inc.	149,324	2,066,756
Total Canada		9,708,725

3

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 92.3% (Continued)

Australia — 5.4%

Consumer Discretionary — 2.1%
Slater & Gordon Ltd.	330,129	$1,898,390
Spotless Group Holdings Ltd.	1,019,246	1,758,067

Financials — 1.6%
Magellan Financial Group Ltd.	181,581	2,704,715

Health Care — 0.8%
Estia Health Ltd.*	284,533	1,328,458

Materials — 0.9%
CSR Ltd.	516,789	1,579,740
Total Australia		9,269,370

Italy — 5.4%

Financials — 2.0%
Anima Holding SpA*	277,459	2,051,371
Banca Generali SpA	43,373	1,359,979

Health Care — 2.0%
DiaSorin SpA	37,100	1,629,630
Recordati SpA	100,886	1,884,035

Industrials — 1.4%
Interpump Group SpA	143,543	2,335,024
Total Italy		9,260,039

Spain — 3.5%

Financials — 1.0%
Bankinter SA	226,445	1,726,491

Health Care — 1.0%
Almirall SA*	92,195	1,694,629

Industrials — 0.7%
Prosegur Cia de Seguridad SA	195,501	1,113,345

Materials — 0.8%
Acerinox SA	84,012	1,413,104
Total Spain		5,947,569

France — 3.4%

Consumer Discretionary — 0.8%
Plastic Omnium SA	49,705	1,309,941

Health Care — 1.6%
Ipsen SA	33,890	1,603,546
Virbac SA	4,584	1,084,857

Information Technology — 1.0%
UBISOFT Entertainment*	98,738	1,823,157
Total France		5,821,501

Ireland — 3.3%

Consumer Staples — 2.0%
Greencore Group PLC	708,789	3,386,308

Materials — 1.3%
Smurfit Kappa Group PLC	78,934	2,218,026
Total Ireland		5,604,334

South Korea — 2.6%

Consumer Discretionary — 2.0%
Hanssem Co. Ltd.†	20,460	3,399,648

Information Technology — 0.6%
AfreecaTV Co. Ltd.†	44,761	1,012,388
Total South Korea		4,412,036

Belgium — 1.9%

Health Care — 1.9%
Fagron NV	37,319	1,453,137
Ion Beam Applications*	71,344	1,833,425
Total Belgium		3,286,562

New Zealand — 1.9%

Consumer Discretionary — 0.7%
SKY Network Television Ltd.	271,368	1,197,393

Utilities — 1.2%
Meridian Energy Ltd.	1,364,396	2,062,619
Total New Zealand		3,260,012

Hong Kong — 1.9%

Financials — 1.0%
Dah Sing Banking Group Ltd.	930,800	1,612,799

Utilities — 0.9%
China Power International Development Ltd.†	3,041,000	1,593,016
Total Hong Kong		3,205,815

Austria — 1.9%

Industrials — 0.8%
Oesterreichische Post AG	28,448	1,401,336

Information Technology — 1.1%
ams AG	37,693	1,799,683
Total Austria		3,201,019

Thailand — 1.8%

Consumer Discretionary — 0.8%
Major Cineplex Group PCL, 144a	1,337,900	1,345,785

Utilities — 1.0%
TTW PCL	2,807,002	983,060

4

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 92.3% (Continued)

Thailand — (Continued)

Utilities — (Continued)
TTW PCL- Foreign Shares	2,395,498	$838,944
Total Thailand		3,167,789

Norway — 1.7%

Consumer Staples — 0.8%
Salmar ASA	102,388	1,470,693

Materials — 0.9%
Borregaard ASA	208,163	1,534,834
Total Norway		3,005,527

Jersey — 1.3%

Financials — 1.3%
Henderson Group PLC	533,995	2,216,870

Portugal — 1.2%

Industrials — 1.2%
CTT-Correios de Portugal SA	198,338	2,123,640

Denmark — 1.2%

Consumer Staples — 1.2%
Royal UNIBREW A/S*	12,062	2,021,655

Luxembourg — 1.0%

Financials — 1.0%
Grand City Properties SA*	97,336	1,805,893

Switzerland — 1.0%

Financials — 1.0%
Cembra Money Bank AG	27,369	1,674,257

Netherlands — 0.8%

Consumer Staples — 0.8%
Lucas Bols Holding BV*	75,700	1,454,549

Singapore — 0.6%

Consumer Staples — 0.6%
First Resources Ltd.	697,900	960,000
Total Common Stocks		$158,485,051

Exchange Traded Fund — 2.7%

United States — 2.7%
iShares MSCI EAFE Small Cap Index Fund	94,000	4,650,180

Investment Funds — 7.4%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	5,065,909	5,065,909
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	7,752,184	7,752,184
Total Investment Funds		$12,818,093

Total Investment Securities —102.4%
(Cost $146,042,920)		$175,953,324

Liabilities in Excess of Other Assets — (2.4%)		(4,189,722)

Net Assets — 100.0%		$171,763,602

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $4,790,407.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $3,303,328 or 1.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

5

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total

Common Stocks
Japan	$—	$38,195,306	$—	$38,195,306
United Kingdom	—	16,773,904	—	16,773,904
Sweden	—	11,244,432	—	11,244,432
Germany	—	10,864,247	—	10,864,247
Canada	8,457,312	1,251,413	—	9,708,725
Australia	1,328,458	6,042,522	1,898,390	9,269,370
Italy	—	9,260,039	—	9,260,039
Spain	—	5,947,569	—	5,947,569
France	2,688,403	3,133,098	—	5,821,501
Ireland	—	5,604,334	—	5,604,334
South Korea	—	4,412,036	—	4,412,036
Belgium	1,833,425	1,453,137	—	3,286,562
New Zealand	—	3,260,012	—	3,260,012
Hong Kong	—	3,205,815	—	3,205,815
Austria	—	3,201,019	—	3,201,019
Thailand	—	3,167,789	—	3,167,789
Norway	—	3,005,527	—	3,005,527
Jersey	—	2,216,870	—	2,216,870
Portugal	—	2,123,640	—	2,123,640
Denmark	—	2,021,655	—	2,021,655
Luxembourg	—	1,805,893	—	1,805,893
Switzerland	—	1,674,257	—	1,674,257
Netherlands	1,454,549	—	—	1,454,549
Singapore	—	960,000	—	960,000
Exchange Traded Fund	4,650,180	—	—	4,650,180
Investment Funds	12,818,093	—	—	12,818,093
				$175,953,324

At March 31, 2015, equity securities valued at $85,119,495 were transferred from Level 1 to Level 2. Transfers from Level 1 to level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period ended March 31, 2015:

Measurements Using Unobservable Inputs (Level 3)

	Common
Assets	Stock	Total
Beginning balance	$—	$—

Net transfers into Level 3	1,898,390	1,898,390
Ending balance	$1,898,390	$1,898,390

		Valuation	Unobservable
Common Stocks	Fair Value	Technique	Input
Slater & Gordon Ltd.	$1,898,390	Last trade price	Halted from trading

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Large Cap Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Consumer Discretionary — 19.5%
Bed Bath & Beyond, Inc.*	37,650	$2,890,579
CarMax, Inc.*	66,570	4,593,996
Carnival Corp. (Panama)	80,580	3,854,947
Lowe’s Cos., Inc.	48,810	3,630,976
Scripps Networks Interactive, Inc. - Class A	37,000	2,536,720
		17,507,218

Financials — 18.3%
Alleghany Corp.*	5,855	2,851,385
Bank of America Corp.	143,190	2,203,694
Berkshire Hathaway, Inc. - Class B*	29,690	4,284,861
BlackRock, Inc.	9,360	3,424,262
Wells Fargo & Co.	67,870	3,692,128
		16,456,330

Information Technology — 18.2%
Cisco Systems, Inc.	77,470	2,132,362
Corning, Inc.	128,790	2,920,957
EMC Corp.	91,840	2,347,430
Intel Corp.	68,370	2,137,930
International Business Machines Corp.	9,850	1,580,925
Microsoft Corp.	33,300	1,353,812
Visa, Inc. - Class A	58,980	3,857,882
		16,331,298

Health Care — 10.0%
Bristol-Myers Squibb Co.	59,450	3,834,525
Eli Lilly & Co.	45,470	3,303,396
Pfizer, Inc.	53,070	1,846,305
		8,984,226

Industrials — 9.1%
Deere & Co.	30,000	2,630,700
FedEx Corp.	10,220	1,690,899
General Dynamics Corp.	28,420	3,857,447
		8,179,046

Consumer Staples — 8.5%
Altria Group, Inc.	56,470	2,824,629
Coca-Cola Co. (The)	44,670	1,811,368
Energizer Holdings, Inc.	21,930	3,027,436
		7,663,433

Materials — 6.7%
Mosaic Co. (The)	45,980	2,117,839
NewMarket Corp.	8,224	3,929,427
		6,047,266

Energy — 5.8%
Apache Corp.	18,060	1,089,560
Chevron Corp.	21,080	2,212,978
ConocoPhillips	30,280	1,885,233
		5,187,771

Telecommunication Services — 1.8%
Verizon Communications, Inc.	34,090	1,657,797
Total Common Stocks		$88,014,385

Investment Fund — 1.8%
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	1,581,451	1,581,451

Total Investment Securities —99.7%
(Cost $87,519,711)		$89,595,836

Other Assets in Excess of Liabilities — 0.3%		285,431

Net Assets — 100.0%		$89,881,267

*	Non-income producing security.

^	Affiliated Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$88,014,385	$—	$—	$88,014,385
Investment Fund	1,581,451	—	—	1,581,451
				$89,595,836

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Financials — 34.1%
American Equity Investment Life Holding Co.	114,300	$3,329,559
Bancorp, Inc. (The)*	189,100	1,707,573
Bofi Holding, Inc.*†	32,100	2,986,584
Boston Private Financial Holdings, Inc.	149,900	1,821,285
Chatham Lodging Trust REIT	61,400	1,805,774
Columbia Banking System, Inc.	122,200	3,540,134
Cowen Group, Inc. - Class A*	413,400	2,149,680
Customers Bancorp, Inc.*	127,020	3,094,207
Encore Capital Group, Inc.*†	68,000	2,828,120
Endurance Specialty Holdings Ltd.	48,800	2,983,632
Federated National Holding Co.	49,800	1,523,880
First Cash Financial Services, Inc.*	34,900	1,623,548
Green Dot Corp. - Class A*	123,000	1,958,160
Greenlight Capital Re Ltd. (Cayman Island)*	75,200	2,391,360
Horace Mann Educators Corp.	72,700	2,486,340
Iberiabank Corp.	40,600	2,559,018
Infinity Property & Casualty Corp.	24,400	2,002,020
Lexington Realty Trust REIT	234,600	2,306,118
Maiden Holdings Ltd.	193,800	2,874,054
Nationstar Mortgage Holdings, Inc.*	73,600	1,823,072
New Senior Investment Group, Inc. REIT	143,016	2,378,356
Newcastle Investment Corp. REIT	403,716	1,958,023
Popular, Inc.*	77,400	2,661,786
Radian Group, Inc.†	139,300	2,338,847
Stewart Information Services Corp.	91,100	3,702,304
Stifel Financial Corp.*	60,500	3,372,875
Texas Capital Bancshares, Inc.*	47,100	2,291,415
Wintrust Financial Corp.	54,800	2,612,864
		69,110,588

Consumer Discretionary — 18.1%
Children’s Place Retail Stores, Inc. (The)	46,500	2,984,835
EW Scripps Co. - Class A	116,100	3,301,884
Gentherm, Inc.*	49,800	2,515,398
Jamba, Inc.*†	143,900	2,116,769
Libbey, Inc.	63,000	2,514,330
LifeLock, Inc.*	139,900	1,973,989
M I Homes, Inc.*	64,300	1,532,912
Media General, Inc.*	120,508	1,987,177
Motorcar Parts of America, Inc.*	100,700	2,798,453
New Media Investment Group, Inc.	96,387	2,306,541
Shutterfly, Inc.*	50,800	2,298,192
Skullcandy, Inc.*	206,400	2,332,320
Smith & Wesson Holding Corp.*†	129,500	1,648,535
Steven Madden Ltd.*	56,300	2,139,400
Vera Bradley, Inc.*†	137,500	2,231,625
World Wrestling Entertainment, Inc. - Class A†	145,900	2,044,059
		36,726,419

Industrials — 14.7%
Acacia Research Corp.†	119,800	1,281,859
Celadon Group, Inc.	95,300	2,594,066
Covanta Holding Corp.	135,000	3,028,050
DigitalGlobe, Inc.*	90,700	3,090,149
GenCorp, Inc.*	109,100	2,530,029
Generac Holdings, Inc.*†	35,800	1,743,102
Greenbrier Cos., Inc.†	25,200	1,461,600
H&E Equipment Services, Inc.	85,800	2,144,142
JetBlue Airways Corp.*†	74,100	1,426,425
Mueller Water Products, Inc. - Class A	268,500	2,644,725
Quality Distribution, Inc.*	118,600	1,225,138
Steelcase, Inc. - Class A	106,900	2,024,686
Tutor Perini Corp.*	109,500	2,556,825
Wabash National Corp.*	142,400	2,007,840
		29,758,636

Health Care — 7.7%
Air Methods Corp.*†	45,800	2,133,822
Anika Therapeutics, Inc.	48,900	2,013,213
Cynosure, Inc. - Class A*	77,300	2,370,791
Kindred Healthcare, Inc.	139,500	3,318,705
Molina Healthcare, Inc.*	40,600	2,731,974
Providence Service Corp. (The)*	58,100	3,086,272
		15,654,777

Information Technology — 7.5%
AVG Technologies N.V. (Netherlands)*	112,400	2,433,460
Avid Technology, Inc.*	143,200	2,133,680
Chipmos Technologies Bermuda Ltd.	73,002	1,800,229
Epiq Systems, Inc.	101,700	1,823,481
Harmonic, Inc.*	207,300	1,536,093
InvenSense, Inc.*†	89,400	1,359,774
Methode Electronics, Inc.	53,600	2,521,344
NeuStar, Inc. - Class A*†	61,300	1,509,206
		15,117,267

Energy — 4.1%
Delek U.S. Holdings, Inc.	52,400	2,082,900
Helix Energy Solutions Group, Inc.*	95,300	1,425,688
Newpark Resources, Inc.*	141,800	1,291,798
PBF Energy, Inc. - Class A	54,800	1,858,816
World Fuel Services Corp.	30,600	1,758,888
		8,418,090

Utilities — 3.8%
NorthWestern Corp.	44,900	2,415,171
PNM Resources, Inc.	80,700	2,356,440
Portland General Electric Co.	80,600	2,989,454
		7,761,065

Materials — 3.6%
Ferro Corp.*	229,100	2,875,205
FutureFuel Corp.	123,150	1,264,750
PH Glatfelter Co.	112,350	3,092,996
		7,232,951

Consumer Staples — 2.2%
Andersons, Inc. (The)	40,500	1,675,485
TreeHouse Foods, Inc.*	33,200	2,822,664
		4,498,149

8

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.8% (Continued)

Telecommunication Services — 2.0%
FairPoint Communications, Inc.*	107,700	$1,895,520
Vonage Holdings Corp.*	427,800	2,100,498
		3,996,018
Total Common Stocks		$198,273,960

Investment Funds — 14.4%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	24,597,587	24,597,587
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	4,502,389	4,502,389
Total Investment Funds		$29,099,976

Total Investment Securities —112.2%
(Cost $202,397,533)		$227,373,936

Liabilities in Excess of Other Assets — (12.2%)		(24,762,995)

Net Assets — 100.0%		$202,610,941

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $23,913,023.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$198,273,960	$—	$—	$198,273,960
Investment Funds	29,099,976	—	—	29,099,976
				$227,373,936

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Value Fund – March 31, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.8%

Financials — 23.6%
American Express Co.	143,603	$11,218,266
American International Group, Inc.	74,316	4,071,774
Bank of America Corp.	556,325	8,561,842
Capital One Financial Corp.	143,914	11,343,301
Citigroup, Inc.	192,574	9,921,412
JPMorgan Chase & Co.	221,919	13,443,853
Navient Corp.	203,250	4,132,072
PNC Financial Services Group, Inc. (The)	133,946	12,489,125
State Street Corp.	137,423	10,104,713
Wells Fargo & Co.	267,453	14,549,443
		99,835,801

Health Care — 21.1%
Anthem, Inc.	44,296	6,839,745
Johnson & Johnson	114,778	11,546,667
Medtronic PLC	201,299	15,699,309
Merck & Co., Inc.	157,437	9,049,479
Pfizer, Inc.	389,702	13,557,733
Sanofi ADR	255,024	12,608,387
Teva Pharmaceutical Industries Ltd. ADR	160,399	9,992,858
UnitedHealth Group, Inc.	84,943	10,047,907
		89,342,085

Information Technology — 12.3%
Intel Corp.	278,977	8,723,611
Microsoft Corp.	298,045	12,117,019
Oracle Corp.	292,040	12,601,526
QUALCOMM, Inc.	138,938	9,633,961
Texas Instruments, Inc.	155,572	8,896,385
		51,972,502

Consumer Discretionary — 10.8%
Carnival Corp. (Paraguay)	96,738	4,627,947
Delphi Automotive PLC (United Kingdom)	96,532	7,697,462
Ford Motor Co.	561,732	9,066,354
Johnson Controls, Inc.	207,987	10,490,864
Target Corp.	166,002	13,623,784
		45,506,411

Industrials — 8.8%
Emerson Electric Co.	140,760	7,969,831
General Dynamics Corp.	62,723	8,513,393
Honeywell International, Inc.	74,590	7,780,483
Raytheon Co.	62,873	6,868,875
Stanley Black & Decker, Inc.	62,334	5,944,170
		37,076,752

Energy — 8.2%
BP PLC ADR	247,813	9,691,966
ConocoPhillips	149,874	9,331,155
Occidental Petroleum Corp.	112,999	8,248,927
Phillips 66	78,766	6,191,008
Seadrill Ltd. (Bermuda)†	148,237	1,386,017
		34,849,073

Consumer Staples — 6.2%
Altria Group, Inc.	156,013	7,803,770
Philip Morris International, Inc.	136,167	10,257,460
Wal-Mart Stores, Inc.	99,910	8,217,598
		26,278,828

Telecommunication Services — 4.0%
AT&T, Inc.	115,979	3,786,714
Verizon Communications, Inc.	266,203	12,945,452
		16,732,166

Materials — 2.6%
CRH PLC ADR	414,288	10,850,203

Utilities — 1.2%
Entergy Corp.	46,186	3,578,953
Public Service Enterprise Group, Inc.	30,700	1,286,944
		4,865,897
Total Common Stocks		$417,309,718

Investment Funds — 1.4%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	1,445,785	1,445,785
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	4,602,450	4,602,450
Total Investment Funds		$6,048,235

Total Investment Securities —100.2%
(Cost $329,886,970)		$423,357,953

Liabilities in Excess of Other Assets — (0.2%)		(825,935)

Net Assets — 100.0%		$422,532,018

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2015 was $1,371,627.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

10

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$417,309,718	$—	$—	$417,309,718
Investment Funds	6,048,235	—	—	6,048,235
				$423,357,953

See accompanying Notes to Portfolios of Investments.

11

Notes to Portfolios of Investments

March 31, 2015 (Unaudited)

Security valuation and fair value measurements— Generally accepted accounting principles in the United States (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic or sector allocation. The International Small Cap Fund held Level 3 categorized securities during the period ended March 31, 2015. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended March 31, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments of the International Small Cap Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

12

Notes to Portfolios of Investments (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain

13

Notes to Portfolios of Investments (Unaudited) (Continued)

cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of March 31, 2015, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
International Small Cap Fund	$4,790,407	$5,065,909
Small Cap Value Opportunities Fund	23,913,023	24,597,587
Value Fund	1,371,627	1,445,785

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral.The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2015, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Capital Growth Fund	$128,660,414	$67,043,850	$(1,743,513)	$65,300,337
International Small Cap Fund	146,042,920	33,611,455	(3,701,051)	29,910,404
Large Cap Fund	87,519,711	4,094,029	(2,017,904)	2,076,125
Small Cap Value Opportunities Fund	202,397,533	32,524,117	(7,547,714)	24,976,403
Value Fund	329,886,970	98,934,881	(5,463,898)	93,470,983

14

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*     /s/ Jill T. McGruder

Jill T. McGruder, President

 (principal executive officer)

Date    May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jill T. McGruder

Jill T. McGruder, President

 (principal executive officer)

Date    May 26, 2015

By (Signature and Title)*     /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

 (principal financial officer)

Date    May 26, 2015

* Print the name and title of each signing officer under his or her signature.